DIVIDEND	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
DIVIDEND

NOTE – 16 DIVIDEND

	Years ended March 31,
	2024	2025	2026
	HKD	HKD	HKD
Interim dividend	$5,500,000	$-	$-

For the year ended March 31, 2024, the Group declared and paid a dividend of HK$5,500,000 (approximately US$706,000) to its shareholders registered as such on March 30, 2024. The respective dividend was offset amount due from a shareholder during the year ended March 31, 2024. There is no dividend during the years ended March 31, 2025 and 2026.